July 2, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Nationwide VL Separate Account-G Nationwide Life and Annuity Insurance Company File No. 333-253123 (Nationwide® Advisory VUL – Initial Registration Statement)
Dear Ms. Marquigny:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account"), we are filing Pre-Effective Amendment No. 1 to the above referenced Registration Statement. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
On February 16, 2021, Nationwide filed the above referenced initial Registration Statement on Form N-6 for Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies to be offered through the Variable Account. Nationwide received your written comments in a letter dated April 23, 2021. Pre-Effective Amendment No. 1 to the Registration Statement reflects changes that are a result of your April 23, 2021 comment letter, as well as certain information and exhibits not included in the initial N-6 filing, and other miscellaneous disclosure updates. Each of your written comments are restated below and are accompanied by Nationwide’s response. Page numbers referenced in Nationwide’s responses below have been updated to also refer to Pre-Effective Amendment No. 1 to Nationwide® Advisory VUL (File No. 333-253123).
1.	Guarantees. Please confirm supplementally whether there are any types of guarantees or support agreements with third parties to support any of the contact features or benefits associated with the policy.
Response. Nationwide has no guarantees or support agreements with third parties to support any of its guarantees under the policy. Nationwide is solely responsible for paying out all guarantees associated with the policy benefits.
2.	Cover Page.
a.	Type of Policy. The policy is referred to as a variable, fixed, and index-linked universal life insurance policy. Given the very limited availability of the fixed account, please explain why it is appropriate to hold out the policy as a fixed policy.
Response. While the availability of the Fixed Account is more limited with this policy, it is nevertheless a general account option under the policy where Cash Value may reside. In addition, like other policies where the Fixed Account is more widely available for direct allocation of Premium by the policy owner, here it is similarly subject to contractual guarantees such as a guaranteed minimum interest crediting rate.
b.	Free Look. Please clarify the amount that will be refunded consistent with Item 1(a)(8) of Form N-6.
Response. Nationwide has revised this paragraph as follows (emphasis added):
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
c.	Distribution. In discussions with the staff, counsel indicated this policy will be an advisory sold product. If correct, please disclose on the cover page that the policy is available through third-party financial intermediaries who charge an advisory fee for their services, and state that this fee is in addition to policy fees and expenses. Also state that if a contract owner elects to pay the advisory fee from his or her policy value, this deduction: (i) may reduce the death benefit(s) and other guaranteed benefits; and (ii) may be subject to federal and state income taxes and a 10% federal penalty tax. Finally, the prospectus states that advisory fees may be paid through policy loans; please explain supplementally how else the advisory fees may be paid. For example, can the advisory fee be paid by periodic policy withdrawals or from another pool of assets?
Response. Nationwide confirms that this policy will primarily be an advisory sold product, and has added the new disclosure paragraph below to the cover page of the prospectus. As to the final item, yes, the advisory fees could be paid by investment advisory policy loans, by partial surrenders or policy withdrawals (Nationwide has expanded disclosure around this option in Pre-Effective Amendment No. 1), or from another pool of assets outside of the policy.
This policy is available through third party financial intermediaries who may charge an investment advisory fee for their services, and these fees are in addition to the policy charges and expenses described in this prospectus. If a policy owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy and may result in adverse tax consequences. For more information, see Policy Loans, Partial Surrender, and Taxes.
3.	Glossary (pp. 2-4).
a.	CI Accelerated Death Benefit Payment. The Glossary defines the term "CI Accelerated Death Benefit Payment" in terms of its relationship to the "CI Unadjusted Accelerated Death Benefit Payment." Please also define this latter term.
Response. Nationwide has revised the defined term "CI Unadjusted Payment Amount" to be "CI Unadjusted Accelerated Death Benefit Payment Amount" (emphasis added). In addition, Nationwide has also revised any instances, as necessary, that referred to the prior term in the prospectus.
b.	Death Benefit Definition. Currently, the definition of Death Benefit refers to "reductions for any long-term care benefits paid [and] adjustments or reductions under the Long-Term Care Rider." However, the description makes no specific reference to adjustments or reductions associated with the three accelerated death benefit riders (Terminal, Chronic, or Critical) or the Overloan Lapse Protection Rider II. Please revise the Death Benefit definition as appropriate or explain to the staff why no revisions are necessary.
Response. No change has been incorporated. The adjustments for these other riders are done in real-time, meaning, any adjustment has already occurred (e.g. when rider benefits are paid under an Accelerated Death Benefit) and is thus factored in prior to the death benefit becoming payable.
c.	Additional Terms. A number of undefined terms appear throughout the prospectus including the following: "Total Specified Amount," "Rider Specified Amount," and "No-Lapse Guarantee Period." If capitalized terms are not confined to and defined within a specific section of the prospectus, please define them in the glossary.
Response. Nationwide has converted several terms to lower case terms within the prospectus, revised prior reference to Total Specified Amount as it is not applicable for this product, and added the following new defined terms to the Glossary:
No-Lapse Guarantee Period – The length of time during which the no-lapse guarantee feature of this policy is available. The No-Lapse Guarantee Period is elected at the time of application and is stated in the Policy Specification Pages. The No-Lapse Guarantee Period cannot be changed on or after the Policy Date.
Rider Specified Amount – The elected dollar amount of coverage for the Long-Term Care Rider.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

4.	Table of Contents (pp. 5-6). The Table of Contents does not consistently reflect the subheadings under each primary heading (see, e.g., "Transfers Among and Between the Policy Investment Options" subheadings and, on page 31, the "Premium Payments" subheading). Please amend the Table of Contents to present heading information consistently throughout the prospectus.
Response. Nationwide has revised the Table of Contents accordingly.
5.	Key Information Table (pp. 7-8, now pp. 7-9).
a.	Table Headings and Legend Formatting Requirements. In the Key Information Table ("KIT"), the primary table headings are presented in white text on a gray background. Please replace the white with black text or another color that is easier to see and will make the required headings appear more prominent. See, Form N-6, General Instruction C.1(a). Also, per Instruction 1(a) to Item 2 of Form N-6, the KIT may not modify or substitute "the title, headings, and sub-headings for this tabular presentation ... unless otherwise provided." Accordingly, please delete the parenthetical in the 3rd row of the table’s Risk section.
Response. Nationwide has replaced these table headings in the KIT as well as the table headings in the Other Benefits Available Under the Policy table with black text. In addition, Nationwide has removed the parenthetical: "(the Subaccounts and the general account options)" from the third row of the Risks section.
b.	Cross References in the KIT. Please ensure that electronic versions of both the summary and statutory prospectus include appropriate electronic links from each row of the KIT to the corresponding statutory prospectus sections where the specific subject matter is discussed in greater detail. See Instruction 1(b) to Item 2.
Response. Nationwide confirms that the KIT cross-references in electronic versions of the statutory prospectus and summary prospectus (once implemented) will meet the requirements specified in Instruction 1(b) to Item 2.
c.	Surrender Charge. Please modify the description to state that no surrender charges are assessed when the policy is fully surrendered.
Response. Nationwide has revised the description to read as follows (emphasis added):
Surrender Charge – There are no surrender charges upon a full surrender of the policy.
d.	Transaction Charges. If Nationwide imposes charges at the time certain riders are invoked, these charges should be mentioned in the transaction charge description in the KIT.
Response. Nationwide has added the following new bullet to the Transaction Charges section of the KIT and expanded the cross reference in that section as follows (emphasis added):
•	Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.
e.	Ongoing Fees and Expenses: Contract level fees. In the description of the ongoing policy fees and expenses, please include the parenthetical "(e.g., age, sex, and rating classification)" giving examples of characteristics upon which these charges may vary. See Instruction 2(c)(i) to Item 2 of Form N-6. Also, please modify the legend to state that the fees and expenses do not reflect any advisory fees paid to financial intermediaries from contract value or other assets of the owner, and that if such charges were reflected, the fees and expenses would be higher.
Response. Nationwide has revised the first portion of the Ongoing Fees and Expenses section to read as follows (emphasis added):
In addition to any Partial Surrender Fee and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification) (see Standard Policy Charges and Policy Riders and Rider Charges). Please refer to the Policy Specification Pages of your policy for rates applicable to the policy.
These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

f.	Not a Short-Term Investment. Please delete the second paragraph of this explanation and replace it with a brief explanation about why this policy is not an appropriate short–term investment.
Response. Nationwide has deleted the second paragraph and revised the first paragraph as follows (emphasis added):
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks). The primary benefit of this policy is life insurance coverage, and it is designed for long term financial planning. In addition, the policy may limit partial surrenders in the early policy years (see Partial Surrender).
g.	Policy Lapse. If correct, please include payment of insufficient premium in the description of circumstances which may cause the Contract to lapse.
Response. Nationwide has revised as follows (emphasis added):
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy. The Death Benefit will not be paid if the policy has Lapsed.
h.	Restrictions: Investments. Please add a summary of any restrictions on the frequency, amount, or number of general or variable account option transfers permitted including restrictions on short-term trading or access to value invested in the Indexed Interest Options.
Response. Nationwide has added the following new bullets:
•	Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers).
•	Nationwide may limit the frequency of transfers involving the indexed interest options, and Nationwide reserves the right to restrict transfers out of the indexed interest strategies (see Indexed Interest Options Transfers).
•	The Fixed Account is not available for direct allocation of Premium by the policy owner (see The Fixed Account).
i.	Restrictions on Optional Benefits. If certain optional benefits limit or restrict the choice of investment options available under the contract, explicitly state this. Also disclose that if a policyowner elects to pay third-party advisory fees from his or her policy value, such deductions: (i) may reduce the death benefits and optional rider benefits; and (ii) may be subject to federal and state income taxes and a 10% federal penalty tax. Please include appropriate cross-references as well.
Response. Currently, there are no optional benefits that limit or restrict the investment options available for investment. With respect to additional disclosure in relation to third-party advisory fees, Nationwide has added the new bullet below to this section. Respectfully, Nationwide believes the current cross reference to Policy Riders and Rider Charges is appropriate as it is this section that addresses each of the identified restrictions for the optional benefits.
•	Partial surrenders and Indebtedness, including where used to pay investment advisory fees to a third party financial intermediary from the policy’s Cash Value, will reduce benefits available under certain optional benefits.
j.	Investment Professional Compensation. If the contract will be sold exclusively through third-party financial intermediaries who charge an advisory fee for their services, this disclosure is not applicable and may be excluded. See Instruction to Instruction 6 of Item 2 of Form N-6.
Response. The policies will not be sold exclusively through third-party financial intermediaries who charge an advisory fee for their services. Accordingly, Nationwide elects to maintain this disclosure in the KIT. However, Nationwide has revised this disclosure as follows (emphasis added):
Some financial professionals receive compensation for selling the policy. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A Note on Charges).
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Some policy owners may utilize an investment adviser to manage their assets, for which the investment adviser assesses a fee. Investment advisers do not receive a commission from Nationwide for policies sold, unless they are also the financial professional selling the policy in a capacity other than as an investment adviser.
6.	Item 3(a) Purpose of the Contract (p. 8, now p. 9). Per Item 3(a) of Form N-6, please "[s]tate for whom the Contract may be appropriate (e.g., by discussing a representative investor’s time horizon, liquidity needs, and financial goals)."
Response. Nationwide has added the following new paragraph to the Purpose section:
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
7.	Restrictions on Premiums (p. 8, now p. 9). Please disclose that the fixed option has limited availability.
Response. Nationwide has incorporated the following new statement to reiterate this concept within this Premiums section:
The Fixed Account is not available for direct allocation of Premium by the policy owner.
8.	Additional Information on Underlying Funds (p. 9). Per Instruction 1 to Item 3(b) of Form N¬6, please make the last sentence of the "Premiums" disclosure on page 9 more prominent.
Response. For prominence, Nationwide has bolded the identified sentence to appear as follows:
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
9.	Transfer Requests (p. 10). For consistency with the policy’s prohibition on frequent reallocations among certain subaccounts and the subsequent paragraph, please add the word "generally" to the first sentence under the "Transfer Requests" heading.
Response. Nationwide has incorporated the word "generally" into the first sentence to read as follows (emphasis added): "Generally, policy owners may request…".
10.	Right to Cancel (p. 10, now p. 11). Please clarify that, depending on the state in which the policy was issued, the term "refund" refers either to the amount paid with the investor’s application or the total policy value.
Response. Nationwide respectfully declines to clarify this provision as indicated as this is already addressed in detail in the cross-referenced Right to Cancel (Examination Right) provision. However, to further understanding in the context of this Overview of the Policy provision, Nationwide has revised this statement to read as follows (emphasis added):
For a limited time, the policy owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
11.	Supplemental Policy Overview Disclosure (pp. 9-10, now p. 10). In an appropriate location within the Item 3 disclosure, please disclose in a separate paragraph that paying third-party advisory fees directly from policy value or through policy loans (i) may reduce the death benefits and optional rider benefits; and/or (ii) may be subject to federal and state income taxes and a 10% federal penalty tax.
Response. In the Policy Features section of Overview of the Policy, Nationwide has added the following new disclosure immediately after Access to Cash Value and prior to Transfer Requests:
Payment of Investment Advisory Fees from the Policy
If a policy owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy and may result in adverse tax consequences. For more information, see Policy Loans, Partial Surrender, and Taxes.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

12.	Item 4 Fee Table Preamble (pp. 10-11, now p. 11). Please use bold font for the first paragraph and delete the middle paragraph of the fee table preamble. Please also include a sentence stating that the fees and expenses do not reflect any advisory fees paid to financial intermediaries from policy value or other assets of the owner and that if such charges were reflected, the fees and expenses would be higher.
Response. Nationwide has bolded the existing first paragraph and deleted the middle paragraph of the preamble. In addition, Nationwide has revised the first paragraph as follows (underline added for emphasis):
The following tables describe the fees and expenses that a policy owner will pay when buying, owning, and surrendering or making partial surrenders from the policy. Please refer to the Policy Specifications Pages of your policy for information about the specific fees you will pay based on the options you have elected. These fees and expenses do not reflect investment advisory fees you may pay to a third party financial intermediary from the policy’s Cash Value or from other assets. If such charges were reflected, the fees and expenses would be higher.
13.	Item 4 Transaction Fees (p. 11, now pp. 11-12).
a.	Transaction Fees Table Generally. The Transaction Fees table should present any charge that does not recur on a regular basis including optional benefit charges that are incurred when the rider option is issued or exercised. Accordingly, please relocate the charges upon invoking the Overloan Lapse Protection Rider and all three Accelerated Death Benefit Riders to the Transaction Fees table.
Response. Nationwide has moved the charge information for the Accelerated Death Benefit for Chronic Illness Rider, Accelerated Death Benefit for Critical Illness Rider, Accelerated Death Benefit for Terminal Illness Rider, and Overloan Lapse Protection Rider II from the Periodic Charges table to the Transaction Fees table.
b.	Percent of Premium Charge. The Transaction Fee Table should show the Percent of Premium Charge as a percentage of the premium paid, not as a dollar value per each $1,000 premium payment. Based on the information presented, the maximum charge should be shown as "5% of Premium Paid." Please revise accordingly. This comment applies to the Percent of Sub-Account Value Charge in the next table as well.
Response. Nationwide has revised the Percent of Premium Charge to state "Maximum: 5% of each Premium". Nationwide has also revised the Percent of Sub-Account Value Charge to state "Maximum: 1.00% of the Cash Value allocated…".
c.	Percent of Premium Charge Footnote. Please delete the footnote to the Percent of Premium Charge (Footnote 1) because it does not provide any additional information and unnecessarily clutters the presentation. For the same reasons, delete footnote 3 to the next table as well.
Response. Nationwide has removed Footnote 1 to the Precent of Premium Charge, and Footnote 3 to the Percent of Sub-Account Value Charge in the next table.
14.	Item 4 Periodic Charges Table (pp. 11-13, now pp. 12-14).
a.	Periodic Charge Table: General Format. Item 4 of Form N-6 instructs Registrants to present all "Periodic Charges Other Than Annual Portfolio Company Expenses" in a single table following the Transaction Fee Table. Accordingly, please identify the table as "Periodic Charges Other Than Annual Portfolio Company Expenses" and move the Rider charges that are assessed on a periodic basis to this table.
Response. Nationwide has made the requested changes.
b.	Amount Deducted. Please make sure the descriptions of the maximum and representative insured values match. For example, the maximum Cost of Insurance Charge currently is described "per $1,000 of Net Amount At Risk" while the representative cost is stated "per $1,000 of Net Amount At Risk during the No-Lapse Guarantee Period." Also, because the Cost of Insurance charge varies based on individual characteristics, in addition to the maximum fee, please disclose the minimum fee per Instruction 3(b) of Item 4 under Form N-6.
Response. Nationwide has revised the Cost of Insurance Charge disclosure to include maximum, minimum, and representative values both during and after the No-Lapse Guarantee Period.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

c.	Low Cost Sub-Account Fee. Please remove this charge from the Item 4 Periodic Charges Table. Per Form N-6, this charge should be reflected in Total Annual Underlying Mutual Fund Expenses (which you have done).
Response. No change has been made. Respectfully, Nationwide believes this presentation aligns with Instruction 3(h) to Item 4, and believes it could be misleading to not otherwise reflect the Low Cost Sub-Account Fee together with the other periodic charges for the base policy.
15.	Presentation of Optional Benefit Charges (pp. 12-13, now pp. 12-14).
a.	Footnotes. At present, a number of the optional benefit charges include footnotes describing the characteristics associated with the maximum and minimum costs presented. Per Instruction 3(b)(i) to Item 4, Form N-6 only requires the table to identify characteristics of the representative insured. Please consider removing these footnotes as they not required and unnecessarily complicate the visual clarity of the required information. See, General Instruction C.1(c) to Form N-6. Also, for the charges associated with the first two Accelerated Death Benefit riders, either add the information for the representative insured or please delete the footnote symbols.
Response. Nationwide has removed the requested footnotes. In addition, Nationwide has removed the footnote symbol for the Accelerated Death Benefit for Chronic Illness Rider Charge and the Accelerated Death Benefit for Critical Illness Rider Charge.
b.	Accelerated Death Benefit for Terminal Illness Rider Charge. Please use the same reference value to describe the maximum rider charge (per $1,000 of Unadjusted Accelerated Death Benefit Payment) and the charge for the representative insured (per $1,000 of Cash Value).
Response. Nationwide has aligned the reference value for the maximum and representative insured.
16.	Third-Party Advisory Fees (p. 14, now p. 15). In the principal risks section, please include a separate paragraph summarizing the risks associated with the deduction of third-party advisory fees from contract value (e.g., the deductions may reduce death benefits, optional rider benefits, increase the likelihood of policy lapse, may be subject to federal and state income taxes, and may incur an additional 10% federal penalty tax as well as the consequence of paying advisory fee with a policy loan).
Response. Nationwide has added the following new separate paragraph to the Principal Risks section:
Payment of Investment Advisory Fees or Other Fees from the Policy
If a policy owner elects to pay any investment advisory fees from the policy through partial surrenders or investment advisory policy loans, this may reduce the Death Benefit and other benefits under the policy, may result in adverse tax consequences, and may increase the risk of policy Lapse. While Nationwide will automatically repay any investment advisory policy loans first from any new Premium payments, Indebtedness will continue to grow if the policy owner does not make additional Premium payments to the policy. Interest charged against Indebtedness accrues daily, and over time, unpaid loan interest charges and additional investment advisory policy loans can cause the policy's Indebtedness to be significant. For more information, see Partial Surrender, Policy Loans, Lapse, and Taxes.
17.	Risk of Fee Increases (p. 14). If correct, please disclose that increased rider charges may require the contract owner to pay higher premiums to avoid policy lapse in certain circumstances.
Response. Nationwide has revised the 2nd paragraph of the Risk of Increase in Current Fees and Charges section as follows (emphasis added):
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see Fee Table and Standard Policy Charges.
18.	Policy Illustrations (p. 14, now p. 15). Please limit the "Unfavorable Sub-Account Investment Experience" section to the discussion of principal policy risks. The discussion of policy illustrations should be repositioned within the prospectus to a more appropriate location (e.g., Item 8, General Description of Contracts or Item 9, Premiums).
Response. Nationwide believes the identified "Note" disclosure in the Unfavorable Sub-Account Investment Experience section is important to understand as part of the summary of the principal risk of poor investment experience, particularly in furthering investor understanding of any policy illustrations provided. Therefore, Nationwide respectfully declines to relocate this disclosure.
19.	Sub-Account Investment Risk (p. 15, now p. 16). Please affirmatively state that each underlying fund can lose money overall, may decrease in value over both the short and long term, may fail to achieve its respective investment objectives, and may perform less well than other funds that contract owners could buy.
Response. Nationwide has revised this provision as follows (emphasis added):
Sub-Account Investment Risk
The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
20.	Variable Investment Options (p. 19). In the "Variable Investment Options" discussion, please include the disclosure required by Item 6(c) to Form N-6.
Response. Nationwide has added the following as a new paragraph immediately after the 2nd paragraph of the Variable Investment Options section:
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
21.	Reduction of Accumulation Units (p. 20). If advisory fees are deducted from policy value, please expressly identify the deduction of advisory fees on page 20 in the list of circumstances in which accumulation units will be redeemed.
Response. Nationwide has revised the first paragraph as follows (emphasis added):
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments. Redemptions to process surrenders and loans include requests for partial surrenders and investment advisory policy loans to pay investment advisory fees from the policy.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

22.	Interest Crediting Risks for the Indexed Interest Strategies (p. 23). Please include the risks described in this section in the Principal Risks section of the prospectus or explain supplementally why these risks are not principal.
Response. No further change has been made. Respectfully, Nationwide believes these risks are sufficiently addressed in the Principal Risks section within the existing Risk Associated with Cash Value in the General Account Options which provides as follows (emphasis added):
Risk Associated with Cash Value in the General Account Options
Interest credited to, and availability of, Cash Value in the general account options (the Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the guaranteed minimum interest crediting rates.
Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.
Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
23.	Nationwide’s One-Day Delay Program (pp. 24-25, now p. 26). Please provide the staff with a legal analysis supporting the One Day Delay Program described in the "Sub-Account Transfers" disclosure on pages 24 and 25. In particular, please explain how this policy is consistent with the requirements of Rule 22c-1 which requires orders to be processed at the NAV next computed.
Response. Nationwide reiterates the response provided in the recent correspondence letter dated April 21, 2021 for File No. 333-177439 – In 2004, Nationwide approached the SEC with the one-day delay proposal as a means to administratively accommodate advisers/representatives of multiple contract owners who were put on U.S. mail restrictions as a result of active trading. The proposal was discussed with you, Zandra Bailes, and Bill Kotapish. a memo was provided to you and Zandra Bailes dated November 16, 2004, outlining the legal rationale for permitting the one-day delay without obtaining no-action relief, which included reference to a November 14, 2002, speech given by then Director of the Division of Investment Management Paul Roye that specifically contemplated such a process in variable insurance products. On October 8, 2004, Nationwide filed a post-effective amendment under Rule 485(a) (1933 Act File No. 333-104510, post-effective amendment no. 6) containing disclosure describing the one-day delay process. A series of subsequent filings (post-effective amendment nos. 7-9) reflect ongoing revisions to such language to accommodate Staff comments. On January 7, 2005, the one-day delay language went effective and remains in substantially the same form as what is contained in the filing at issue and all of Nationwide’s variable annuity prospectuses. If you would like a copy of these historical documents, we will provide them under separate cover in a confidential manner.
24.	Purchasing a Policy (p. 29, now p. 33). Please state more clearly that non-medical underwriting is generally disadvantageous to healthier insureds and explain why.
Response. Respectfully, Nationwide declines to expand the identified underwriting disclosure as specified at this time, as a general statement of this nature could potentially mislead investors. Ultimately, the outcome will depend on the individual characteristics of the Insured.
25.	Premium Payment Conditions (p. 31, now p. 35). Nationwide may require satisfactory evidence of insurability before accepting any additional premiums that increases the policy’s Net Amount At Risk. Please explain supplementally when this might occur. In our experience, typically, premium payments reduce or have no impact on the Net Amount at Risk.
Response. If the policy is in corridor, the additional Premium payment could result in an increase to the Death Benefit.
26.	Premium Payments: Presentation (p. 31, now p. 35). The description of how premium payments allocated to indexed interest options are processed on the Sweep Date is difficult to follow. Please revise for clarity.
Response. No change has been made at this time.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

27.	Terminating the Policy (p. 32, now p. 36). For clarity, please add the phrase "and the policy lapses" after the reference to the Grace Period ending.
Response. The current disclosure states: "The policy will automatically terminate when…the Grace Period ends." Nationwide respectfully declines to further clarify in this context, as this concept is already clarified within the definition for Grace Period, which states as follows:
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
28.	Other Benefits Chart (pp. 33-34, now pp. 37-39).
a.	Format. Please add line items for Dollar Cost Averaging, Asset Rebalancing, Automated Income Monitor services, Declared Rate Policy Loans, and Investment Advisory Policy Loans.
Response. Nationwide has added line items in the benefit table for each of these services/features.
b.	Purpose. To the extent possible, please state the purpose for each benefit in consistent and simple terms. For example, consider characterizing the purpose for the No-Lapse Guarantee Policy Continuation Rider and the Long-Term Care Rider in terms of the benefit each provides (e.g., prevents lapse when ... or provides monthly payments for ...).
Response. Nationwide has revised the purpose for No-Lapse Guarantee Policy Continuation to state "Prevents Lapse during the No-Lapse Guarantee Period if premium requirements are satisfied". Nationwide has revised the purpose for the Long-Term Care Rider to state "Provides a monthly benefit by accelerating a portion of the Base Policy Specified Amount for qualified long-term care services".
29.	Presentation of Specific Benefits (pp. 33-34, now pp. 37-39).
a.	All Accelerated Death Benefit Riders. If correct, please add appropriate disclosure to each accelerated death benefit rider indicating that the benefit amount may be reduced because of benefits already paid under other accelerated death benefit rider options under the contract.
Response. Nationwide has added the following new bullet to each of the riders: "• Benefit amount may be reduced because of benefits paid under other Riders".
b.	Accelerated Death Benefit for Terminal Illness Rider. In the first bullet point for this rider, please consider substituting a different term for the word "single" to avoid investor confusion about how the insured’s marital status applies to benefit eligibility.
Response. To avoid confusion in this context, Nationwide has simply deleted the word "single" from this bullet.
c.	Overloan Lapse Protection Rider II. The contract does not offer the rider mentioned parenthetically in the third bullet point; please delete the exception reference.
Response. Nationwide has deleted the parenthetical in the third bullet point.
d.	Mutually Exclusive Benefits. To the extent that any benefits are mutually exclusive (e.g., Accelerated Death Benefit for Chronic Illness Rider and Long-Term Care Rider), indicate these restrictions in the appropriate locations within the table.
Response. Nationwide has added clarifying restrictions to the benefits table for both the Accelerated Death Benefit for Chronic Illness Rider and the Long-Term Care Rider.
e.	Rider Election Limitations. If a particular optional benefit can only be elected at issue, identify this in the final column corresponding to that benefit.
Response. Nationwide has included appropriate disclosure in the final column of the benefits table.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

30.	Percent of Sub-Account Value Charge (p. 36, now pp. 40-41).
a.	Amount Deducted. The maximum charge should be described in terms that are consistent with the name of the charge. Accordingly, the current "percent of subaccount value" charge should be stated as a percentage of subaccount value rather than a dollar value. Please disclose accordingly, and apply the same principles to the Percent of Premium Charge as well.
Response. Nationwide has revised the maximum charge disclosure for both charges to be described as percentage-based charges.
b.	Lower Current Rates. The last paragraph of the Percent of Sub-Account Value Charge description ends with the conditional phrase "subject to allocation of sufficient dollar amounts to qualify for the lower current rates." Please restate this in plain English so a reader understands this does not refer to the sufficiency of the amount an individual contract owner allocates to a particular Sub-Account. For context, please cross-reference the "Reduction of Charges" disclosure on page 39 as well.
Response. Nationwide has removed the identified last paragraph of the Percent of Sub-Account Value Charge provision.
31.	Low Cost Sub-Account Fee (p. 36, now pp. 41-42). The term "Low Cost Sub-Account Fee" suggests that the operating expenses of these funds are lower than other funds offered through the contract. In your response letter, explain why characterizing them as "low cost" investment options is not misleading when contract owners pay an offsetting charge to invest in these funds.
Response. Generally, the expenses for these funds are lower. Respectfully, Nationwide believes the current disclosure is sufficiently clear for an investor as to the nature of this additional fee and why it may be assessed, so as not to mislead them (emphasis added): "For allocations to certain Sub-Accounts, Nationwide deducts a Low Cost Sub-Account Fee. The Low Cost Sub-Account Fee is assessed on allocations to certain Sub-Accounts that invest in underlying mutual funds that do not pay Nationwide sufficient mutual fund service fee payments, which compensate Nationwide for promoting, marketing, and administering the policy and the underlying mutual funds.".
32.	Cost of Insurance (COI) Charge (pp. 36-37, now p. 42). Please supplementally explain to the Staff how Nationwide covers its mortality expense risk when the current COI charge is $0.00 per $1,000 of Net Amount at Risk. If Nationwide offsets this risk by assessing different charges at higher rates, disclose this and identify the charges relied upon for this offset.
Response. During the No-Lapse Guarantee Period, the no-lapse guarantee annual premium accounts for the mortality risk; therefore, Nationwide is currently able to charge 0.00 on the COI during the No-Lapse Guarantee Period.
33.	Flat Extras and Substandard Ratings (p. 37). The disclosure states that the "Flat Extra Charge is a component of the total Cost of Insurance Charge" and that the Flat Extra Charge will not "result in the Cost of Insurance Charge exceeding the maximum charge shown in the Fee Table." Please clarify whether this means (i) an insured’s total COI charge (i.e., COI charge plus all Flat Extra charges) will never be higher than the maximum COI in the fee table; or (ii) these are two distinct charges (such that the maximum would be $85.42 per $1,000 of Net Amount at Risk)?
Response. Nationwide has removed the prior Flat Extras and Substandard Ratings provision, as well as all other references to Flat Extras, as Flat Extras will not be available on this product.
34.	Item 7(a): Current Charges (pp. 36-38, now pp. 42-43). In response to Item 7(a), please disclose the amount of the current charge rate for each of the following:
Flat Extra Charge (p. 37).
Per $1,000 of Specified Amount Charge (p. 37).
Percent of Premium Charge (pp. 37-38).
Indexed Interest Strategy Charge (p. 38)
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response. Nationwide has revised the identified disclosure provisions as follows: (i) Flat Extras: as indicated in response to Comment #33 above, all prior references to Flat Extras have been removed; (ii) Per $1,000 of Specified Amount Charge: Nationwide has added the current ranges; (iii) Percent of Premium Charge: applicable state Premium tax rates are disclosed in Appendix B: State Variations; (iv) Indexed Interest Strategy Charge: Nationwide has added disclosure for the current charge for all indexed interest strategies.
35.	Indexed Interest Strategy Charge (p. 38, now p. 43). When providing the charge as a percentage, please state the reference value to which the percentage applies (e.g., 0.25% of X).
Response. Nationwide respectfully declines to revise here, as this is already stated in the sentence immediately prior that describes the charge calculation ("The indexed interest strategy charge is calculated by multiplying the dollar amount applied to an indexed interest strategy by the applicable indexed interest strategy charge rate.").
36.	Service Fees (p. 38, now p. 44). For Service Fees based on illustrations, please clarify whether the maximum charge is "$25.00 per request" or "$25.00 per illustration requested."
Response. The maximum service fee is per service request. Nationwide has revised this sentence to read as follows (emphasis added): "The guaranteed maximum service fee is $25.00 per service request.".
37.	Distribution, Promotional, and Sales Expenses (p. 39, now p. 45). Please revise this section, to the extent appropriate, to clarify that the insurer does not pay commissions to financial intermediaries because such intermediaries receive compensation in connection with the policy in the form of advisory fees paid by policy owners.
Response. Nationwide has added the following new disclosure to the end of the Distribution, Promotional, and Sales Expenses provision:
Some policy owners may utilize an investment adviser to manage their assets, for which the investment adviser assesses a fee. Investment advisers do not receive a commission from Nationwide for policies sold, unless they are also the financial processional selling the policy in a capacity other than as an investment adviser.
38.	Policy Riders and Rider Charges: Generally (p. 41, now p. 47). We note that the introduction to the rider descriptions says that "[rider charges are assessed starting on the Policy Date and each Policy Monthaversary... ." However, certain rider charges are transactional and assessed differently. Please revise the introduction as needed to address this issue.
Response. Nationwide has revised the 2nd paragraph to read as follows (emphasis added):
Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. Some Riders assess a one-time charge upon invoking the Rider.
39.	Accelerated Death Benefit for Chronic Illness Rider (pp. 42-46, now pp. 47-52).
a.	Eligibility Requirements. To help the staff understand this rider more fully, please supplementally explain the circumstances contemplated in the third bullet point and the reason for this condition.
Response. The third bullet is a limitation on eligibility specifically permitted by state insurance law meant to protect Policy owner’s death benefit (Specified Amount) from being counted as an asset or source of income for any spend down or other government benefit eligibility requirements.
b.	Chronic Illness Benefit Payment Calculation – Administrative Charge and Deductions. The description of the benefit payment amount is complex and difficult to understand. Please revise for clarity and consider providing a clear, concise, and understandable example.
Response. Nationwide has revised the identified disclosure to provide a cross reference to the (revised, per Comment #40 below) numerical example as follows (emphasis added):
A disclosure statement will be provided at the time of a claim stating the applicable Rider administrative charge, other deductions from the CI Unadjusted Accelerated Death Benefit Payment, and amount of the CI Accelerated Death Benefit Payment, see Calculation of the Accelerated Death Benefit for Chronic Illness.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

c.	Impact of Invoking the Accelerated Death Benefit for Chronic Illness Rider on the Policy. Please revise the disclosure to clarify the operation of the rider for policy owners, including the relationship between the rider’s benefits and the policy’s ultimate death benefit value. Please also include a clear, concise, and understandable example of the operation of the rider.
Response. Nationwide has revised the identified disclosure as follows (emphasis added). In addition, Nationwide has also revised the example in Calculation of the Accelerated Death Benefit for Chronic Illness per Comment #40 below.
On each chronic illness benefit payment date, the Base Policy Specified Amount will be reduced by subtracting a dollar amount equal to the CI Unadjusted Accelerated Death Benefit Payment multiplied by a factor that is the lesser of the applicable guaranteed maximum Base Policy Specified Amount reduction factor stated in the Policy Specification Pages or a non-guaranteed Base Policy Specified Amount reduction factor determined by Nationwide. The result of this calculation will be reduction of the Base Policy Specified Amount by more than the CI Unadjusted Accelerated Death Benefit Payment Amount. Therefore, the total amount of benefit received if this Rider is invoked, Death Benefit Proceeds plus CI Accelerated Death Benefit Payments, will be less than the Death Benefit Proceeds that could be received if this Rider is not invoked.
d.	Impact of Partial Surrenders and Indebtedness on Rider Benefits. If payment of the rider benefit could cause the policyowner’s contract to lapse, state this prominently and explicitly. The corresponding disclosure should clearly identify the circumstances in which a policyowner could forfeit the contract as a direct result of exercising this benefit. The disclosure also suggests that exercising this rider on a policy with significant outstanding loan debt may discharge the debt instead of allowing the policyowner to apply the rider proceeds as intended. If correct, please make this point more clearly. Please treat parallel portions of similar riders the same way.
Response. Claiming the Rider benefit will not cause the policy to lapse. The subject language is intended to convey that even if the entire benefit payment is used to pay Indebtedness, there may be remaining Indebtedness that could cause the policy lapse unless additional Premium is paid or additional loan repayment is made. In addition, Nationwide believes the sentence that begins "If Indebtedness is great enough…" is sufficiently clear. Accordingly, Nationwide has made no change in response to this comment, except the addition of a comma as follows (emphasis added):
Outstanding Indebtedness on the date a CI Accelerated Death Benefit Payment is calculated will reduce the amount of the CI Accelerated Death Benefit Payment, because a portion of any CI Unadjusted Accelerated Death Benefit Payment will be applied as a policy loan repayment. If Indebtedness is great enough, it may result in the entire CI Unadjusted Accelerated Death Benefit Payment, after deduction of the Rider administrative charge and any unpaid Premium or policy charges, being applied as a policy loan repayment. If, after deduction of the Rider administrative charge and any unpaid Premium or Policy charges, Indebtedness remains after application of the entire CI Unadjusted Accelerated Death Benefit Payment as a policy loan repayment, an additional policy loan repayment or Premium payment may be required to keep the policy In Force.
40.	General Benefit Example Format. Please revise the examples of the accelerated death benefits to be clear, concise, and understandable See Instruction to Item 11 of Form N-6. For riders that are substantially similar, present parallel hypothetical information to highlight differences in their operation, calculations, and results (e.g., same individual characteristics for the insured, same Specified Amount and Cash Value assumptions, etc.).
Response. Nationwide has revised the Calculation of the Accelerated Death Benefit for Chronic Illness provision and the Calculation of the Accelerated Death Benefit for Critical Illness provision, as well as the corresponding examples within each provision.
41.	Accelerated Death Benefit for Critical Illness Rider (pp. 46-50, now pp. 52-57).
a.	Rider Presentation: Generally. For this rider and the Accelerated Death Benefit for Terminal Illness Rider, please apply the concepts and principles outlined in the rider comments offered above but tailor revisions to highlight the procedures, features, benefits, and/or operations unique to each rider.
Response. Nationwide acknowledges and has applied the concepts/comments accordingly.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

b.	Eligibility Requirements. We note that the description of the rider eligibility requirements directs the policyowner to the Rider document rather than providing the referenced information in the text of the prospectus. Please confirm that all material elements of the rider (e.g., factors material to eligibility) are disclosed in the prospectus.
Response. Nationwide confirms all material requirements related to eligibility are disclosed in the prospectus.
c.	Reduction Factor. Please add disclosure providing a practical summary of what this reduction factor calculation is intended to achieve and why it matters to a policyowner.
Response. The purpose of having an alternative or "non-guaranteed" reduction factor is to potentially allow a lesser reduction than would apply if the guaranteed reduction factor is used. Nationwide has added the following disclosure after the numbered list following second paragraph of the Impact of Invoking the Accelerated Death Benefit for Critical Illness Rider on the Policy section (emphasis added):
Note: The purpose of providing a non-guaranteed Base Policy Specified Amount reduction factor is to potentially provide a lower reduction factor than would apply if the guaranteed Base Policy Specified Amount reduction factor were used. The non-guaranteed Base Policy Specified Amount reduction factor will be determined at the time a claim is processed using then current Nationwide’s expectations for mortality for the Insured’s Attained Age and sex. Higher expected mortality results in a lower non-guaranteed Specified Amount Reduction Factor. Higher interest rates at the time a claim is processed result in a higher non-guaranteed Specified Amount Reduction Factor. The applicable non-guaranteed Base Policy Specified Amount reduction factor can be obtained by contacting the Service Center, see Contacting the Service Center.
42.	Accelerated Death Benefit for Terminal Illness Rider (pp. 50-52, now pp. 57-60).
a.	Restrictions to Coverage. Please compare the bulleted disclosure on page 50 with the optional benefits table restrictions presented on page 34 to ensure the optional benefits table appropriately summarizes the most relevant restrictions and limitations and revise as appropriate.
Response. No additional changes have been made.
b.	Effect of the TI Unadjusted Death Benefit Payment on Policy Values. We note that the disclosure on page 50 states that "Nationwide will provide a Rider specification page that shows the effect of the TI Unadjusted Accelerated Death Benefit Payment on policy values." Please disclose whether contract owners may request illustrations of various hypothetical scenarios before making a claim and, if so, disclose how to request them.
Response. Nationwide has added a new Impact of Invoking provision, which specifically includes the following new disclosure:
Before submitting a claim for benefits under this Rider, the Policy owner should consult his/her financial professional. The Policy owner can request a disclosure statement projecting the impact of making a claim under this Rider and any other Rider that pays a benefit as advance payment of a portion of the Base Policy Specified Amount for which the Insured meets the eligibility requirements. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy owner and their financial professional to determine whether the making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.
43.	Long-Term Care ("LTC") Rider (pp. 52-55, now pp. 60-63).
a.	Long-Term Care Rider Benefit. Please clarify that the amount of the benefit is based on an elected percentage of the Long-Term Care Specified Amount and is not related to the actual costs you may incur for long-term care services.
Response. Nationwide has revised the Claims provision as follows (emphasis added):
Claims
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for the policy.
If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider or an application to reinstate the Rider after a Lapse.
b.	Example. Please show the maximum monthly benefit calculation in the example (e.g., rather than just $12,000, show $400,000 x 3% = $12,000).
Response. Nationwide has revised the example as follows (emphasis added):
Assume the Long-Term Care Rider II Specified Amount is $400,000 and the elected percentage is 3%. If the invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 3% of the LTC Specified Amount ($400,000 x 3% = $12,000). If there…
c.	Impact of Invoking the Long-Term Care Rider on the Policy and other Riders. It is unclear what restrictions apply during the elimination period when the policyowner has invoked the LTC Rider but benefits are not yet being paid. Can the policyowner take loans and partial surrenders or make any of the changes described directly above the bullet points on page 53 during this time? Do the bullet points apply to the elimination period, or do they apply only after the policyholder begins receiving benefits under LTC Rider? Please clarify.
Response. Nationwide has revised the identified disclosure as follows (emphasis added):
After the elimination period, while Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
44.	Overloan Lapse Protection Rider II (pp. 55-57, now pp. 63-65)
a.	Eligibility: In-Force Requirement Period. With respect to the third bullet point on page 55, please clarify whether the 15-year threshold requirement means 15 consecutive years or, in the case of reinstated policies, 15 total years In Force.
Response. Nationwide has revised the identified disclosure as follows (emphasis added):
The 15th policy anniversary has been reached, regardless of any period of lapse, and the policy is currently In Force; and
b.	Example. The basis for certain values in the example on page 56 is not clear. Please show or explain the origin of the 14.7% value that appears in line (2) of the calculation. Likewise, in line (4), please show how the non-loaned Cash Value is calculated (e.g., reduced Cash Value minus Indebtedness = non-loaned Cash Value, so $319,875 - $195,000 = $124,875). Apply corresponding changes to the companion rider as well.
Response. The 14.7% is the specified rate for that policy from the rate table. To clarify in the Overloan II example, Nationwide has added the following assumption: "Applicable age-based factor for determining rider charge: 14.7%". In addition, Nationwide has also revised Line 4 of the Example calculation for as follows (emphasis added). Please note, there is no companion rider for this product.
(4) The non-loaned Cash Value ($319,875 - $195,000 = $124,875) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

c.	Overloan Lapse Protection Rider II Charge. Please revise the third sentence under this heading so the text more clearly explains the value to which the percentages apply (e.g., "ranges from 0.15% [of X] to 18.50% [of Y]." Please identify X and Y.).
Response. No change has been made. Respectfully, Nationwide believes this calculation is sufficiently understandable from the current disclosure (emphasis added): "The charge is the product of the policy’s Cash Value and an age-based factor ranging from 0.15% to 18.50% as shown in the Policy Specification Pages."
45.	Policy Owner Services (pp. 57-59, now pp. 65-68) and Policy Loans (pp. 59-62, now pp. 68-71). For each service or benefit described in these sections , please provide the examples called for in the Instruction to Item 11(c) of Form N-6 and ensure the related benefit description satisfies the requirements identified in Item 11(b) and (c) of the Form.
Response. Nationwide has added the requested examples and confirms its belief that the descriptions satisfy Item 11(b) and (c) for Form N-6.
46.	Dollar Cost Averaging ("DCA"): Frequency (p. 57, now p. 65). The disclosure states, "[p]olicy owners may direct Nationwide to automatically transfer specific amounts from the [designated] Sub-Accounts." Please revise this disclosure to indicate whether these transfers are monthly, quarterly, annually, or otherwise and state how long such transfers will last.
Response. Nationwide has revised the identified disclosure as shown (new text is underlined for emphasis). The current disclosure states how long a program will last (existing text is bold and underlined for emphasis in this response only).
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed each month until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the following Sub-Accounts:
47.	Asset Rebalancing (p. 57, now pp. 65-66). Please clarify the statement, "[u]nless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program." Please supplementally explain how Nationwide treats later received premium payments made once the asset allocation program begins. Once premium payments are allocated and become Cash Value, are those assets then rebalanced at the next interval? Please clarify the disclosure accordingly. Also, if correct, please modify the penultimate sentence of this section to clarify that asset rebalancing also may be terminated when a mutually exclusive rider option is invoked, and please identify any such rider.
Response. Nationwide has revised the identified disclosure as follows (emphasis added). Nationwide believes these revisions are responsive to all parts of this comment.
A Policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value in the Fixed Account or allocated to the indexed interest options is not eligible for asset rebalancing. A Policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy owner. Manual transfers
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
48.	Automated Income Monitor (p. 58, now p. 66). Certain aspects of the Automated Income Monitor program are not disclosed with sufficient clarity. In particular, please specifically state whether Nationwide reserves the right to charge the policyowner for each partial surrender taken under the program. If so, also disclose any heightened risks (e.g., lapse) of which the policyowner should be aware.
Response. Nationwide has revised the first paragraph as follows (emphasis added):
Automated Income Monitor is an optional systematic partial surrender and/or declared rate policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts.
49.	Automated Income Monitor (pp. 58-59, now pp. 66-68)
a.	Policy Cost Basis. The second paragraph of the "Automated Income Monitor" section refers to a "Policy Cost Basis." Please describe this value, how is it determined, and how it is applied throughout the product.
Response. Nationwide has added the new defined term below to the Glossary. This term has replaced "cost basis" in the Automated Income Monitor narrative. Other uses of the term "investment in the contract" in the Taxes section have been conformed to the capitalization of the new term.
Investment in the Contract – The amount that may be withdrawn from the policy tax free as defined in Section 72(e)(6) of the Code, see Taxes.
50.	Item 13(d): Policy Loans (pp. 59-62, now pp. 68-71). Item 13(d) of Form N-6 requires the prospectus to disclose that "amounts borrowed under a Contract do not participate in a Registrant’s investment experience." Please include this language.
Response. Nationwide has made no change in response to this comment. The fourth sentence of the first paragraph of the Collateral and the Policy Loan Accounts section contains this information: "Transferring Cash Value to a policy loan account reduces the policy owner’s investments in the Sub-Accounts and indexed interest options.".
51.	Investment Advisory Policy Loans (pp. 60-62, now pp. 68-69).
a.	Prospectus Disclosure . Please add prospectus disclosure explaining how a contract owner may terminate his or her participation in this process after automatic payments to the investment adviser have begun. Also, in the related disclosure under the "Loan Amount" heading on page 60, please review the percentages stated and disclose their relevant reference values (e.g., 1.5% of [Cash Value]). Further, please include disclosure describing the effect of paying advisory fees through policy loans (i.e., that policy owners will pay interest on any advisory fee which has the effect of increasing the cost of advisory services) and why a policy owner may choose to pay this fee through a policy loan. Finally, please provide an example showing how Investment Advisory Policy Loans work and the impact they will have on contract owner death benefits.
Response. First, Nationwide has added the following sentence at the end of the second paragraph of the Investment Advisory Policy Loans section: "A policy owner may terminate this authorization at any time by providing written notice to Nationwide." Second, under Loan Amount, Nationwide has made no change as the 1.5% (now, 2.5% as stated in this Pre-Effective Amendment No. 1) is merely a stated percentage in that context, and the sentence immediately preceding it describes its application (it is the maximum annual investment advisory policy loan allowance percentage – now, currently 2.5% -- multiplied by the Adjusted Cash Value on the last policy anniversary). Third, generally speaking, a policy owner may choose to pay the fees from the policy primarily for convenience. As Nationwide believes the effects of paying fees through policy loans (and partial surrenders) is already disclosed, no additional change has been made. Lastly, Nationwide has added an example for how investment advisory policy loans work as part of the Loan Amount section (see Page 69).
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

b.	Repayment. Please add specific disclosure explaining, in practical terms, how repayment of loans impacts the primary values under the contract (e.g., cash value, death benefit value, optional rider benefits, etc.).
Response. No change has been made. Respectfully, Nationwide believes this is addressed through existing disclosures, namely the Collateral and Policy Loan Accounts provision and the Repayment provision.
52.	No-Lapse Guarantee Policy Continuation (p. 62, now p. 72). Please revise the first paragraph of this section to include a practical discussion of the context in which this provision is beneficial.
Response. No further revision has been made. Existing disclosure in the first paragraph provides "During the No-Lapse Guarantee Period, the policy will not Lapse if…".
53.	Partial Surrender (pp. 63-64, now pp. 73-74). We note that the only prospectus references to restrictions on partial surrenders appear on page 64. Given that in lieu of a full surrender of the policy, a policyowner can access no more than 20% of the policy’s cash surrender value per year for the first decade they own the policy, please disclose this information in the Not a Short-Term Investment portion of the Key Information Table and in the Item 3 Overview of the Contract.
Response. Nationwide added the following to the Not a Short-Term Investment portion of the KIT as part of response to Comment #5(f): "In addition, the policy may limit partial surrenders in the early policy years (see Partial Surrender).". With respect to the Overview of the Policy section, the current disclosure in the Access to Cash Value provision provides that "Subject to conditions, the policy owner may:…take a partial surrender, see Partial Surrender.". Therefore, no further change has been made to that section.
54.	Calculation of Minimum Death Benefit (p. 64, now p. 75). The bottom of page 64 states, "[w]hile the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount." Please consider whether this statement applies if: (a) there is also outstanding policy debt on the contract; or (b) benefits have already been paid under one of the accelerated Death Benefit Riders. If appropriate, please revise.
Response. No change has been made. It is true that the Death Benefit will never be less than the Base Policy Specified Amount, because the Death Benefit is the gross amount before any deductions. The definition of Death Benefit specifically states "before the deduction of any Indebtedness", and in addition, as indicated in response to Comment #3(b) the other Accelerated Death Benefits adjust the Specified Amount in real-time when rider benefits are paid.
55.	Minimum Long Term Care Rider Death Benefit Proceeds (p. 67, now pp. 77-78). Please revise the two bullet points for clarity. Also, the first bullet point compares the death benefit to the Base Policy Specified Amount minus any Indebtedness, while the second bullet compares the death benefit to Long-Term Care Specified Amount minus any Indebtedness. Please confirm this distinction is correct. Please also clarify what the minimum death benefit would be for situations not covered by either bullet point.
Response. Nationwide confirms the identified distinction is correct. Nationwide has revised the identified bullets as follows (emphasis added):
If Long Term Care Rider benefits have been paid and the Rider is In Force when the Insured dies, the policy will provide minimum Death Benefit Proceeds as follows:
•	If the Long Term Care Rider is not keeping the policy In Force and the normally payable Death Benefit Proceeds will not be greater than or equal to 10% of: the Base Policy Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to the greater of zero, or:
(1) 10% of: the Base Policy Specified Amount minus any Indebtedness; minus (2) the lesser of (a) or (b) if the Policy is in a grace period when the Insured dies, where: (a) is any due and unpaid monthly deductions and any other Policy charges; and (b) is the dollar amount of Premium that would meet the requirements of any death benefit guarantee or no-lapse guarantee;
•	The result will be zero if Indebtedness is greater than the Base Policy Specified Amount, or if the value in (2) exceeds the value in (1); and
•	If the Long Term Care Rider is keeping the policy In Force and the normally payable Death Benefit Proceeds will not be greater than or equal to: 10% of: the Long-Term Care Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to 10% of: the Long-Term Care Specified Amount minus any Indebtedness;
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

•	The result will be zero if the Indebtedness exceeds the Long-Term Care Specified Amount.
56.	Life-based Payout Options (p. 68, now pp. 78-79). If correct, clearly state that a potential consequence of each life settlement option is that the payee could receive far less than the policy death benefit would have provided if the payee does not live long enough to receive the whole death benefit value over time.
Response. Nationwide has revised the identified disclosure for the Joint and Survivor Life Option as follows (emphasis added), and also added corresponding new disclosure to the Life Income Option:
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. A potential consequence of electing a life contingent settlement option is that the payee may receive far less under the settlement option than they would have otherwise received with a lump sum payment of the Death Benefit Proceeds. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
57.	Taxes (p. 69, now p. 82). Please describe the potential tax consequences of deducting advisory fees from policy value or through policy loans. Please also explain supplementally whether Nationwide has receive any Private Letter Ruling with respect to the treatment of the deduction of advisory fees from variable life insurance policies.
Response. Nationwide has added the new disclosure provision below to the Taxes section, immediately following the Periodic Withdrawals, Non-Periodic Withdrawals and Loans provision. Nationwide has not received a Private Letter Ruling with respect to the treatment of the deduction of advisory fees from variable life insurance policies.
Payment of Investment Advisory Fees or Other Fees from the Policy
Direct payment of recurring investment advisory fees to an investment adviser through either "Investment Advisor Policy Loans" or through partial surrenders will incur the same tax consequences as described in the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of this prospectus. In the case of a modified endowment contract (MEC) a policy loan or partial surrender will be treated as taxable income to the extent of gain in the policy. Also, if the policyholder is under 59½ a 10% penalty will apply. A policy loan from a non MEC policy is not a taxable event. And partial surrenders are first treated as a return of nontaxable premium and then taxable income once nontaxable premiums are fully recovered.
58.	Additional Medicare Tax (p. 72, now p. 82). In the "Additional Medicare Tax" section, please revise the last sentence of the first paragraph to provide updated information applicable to 2021.
Response. Nationwide confirms that this tax disclosure was updated for May 1, 2021, to reflect current information, and this disclosure is updated in this Pre-Effective Amendment No. 1.
59.	Financial Statements (p. 78, now p. 89). Please disclose that the SAI is available electronically on the Registrant’s webpage.
Response. Nationwide has revised the last sentence as follows (emphasis added):
A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=nwvpx&fid=63866K635.
60.	Appendices A (p. 79, now pp. 90-102).
a.	Footnote. Please revise the footnote denoted with an "*" to state that the annual expenses reflect temporary [emphasis added] fee reductions.
Response. Nationwide has revised the asterisk footnote as follows (emphasis added):
*	Amount reflected includes temporary reimbursements and waivers.
b.	Table. Please provide the Staff with a completed Appendix A table consistent with the requirements of Item 18 to Form N-6. The Staff may have subsequent comments upon receipt of this and all other required disclosures that were not included in the initial N-6 filing on EDGAR.
Response. Nationwide has included a complete Appendix A in this Pre-Effective Amendment No. 1.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

61.	One Year Uncapped S&P 500 Point-to-Point Examples (p. 87ff, now pp. 106-111). Please be advised that when the Staff reviewed substantially identical examples filed by Nationwide VL Separate Account-G in February 2021, we identified presentation errors requiring corrections in each example. Please revise the examples accordingly in your next pre-effective amendment.
Response. Nationwide confirms that corresponding revisions to these examples are included as appropriate in this Pre-Effective Amendment No. 1. Specifically, Nationwide has revised the identified disclosure by adding parenthesis to the example calculations for the Reference Index Performance Rates in Appendix C.
Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies